UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2002

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York   February 10, 2003

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	47

Form 13F Information Table Value Total:	$549,127,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Comcast Corp.             COM              20030N101     1027    43563 SH       SOLE                    43563
Airgas Inc.                    COM              009363102      535    31000 SH       SOLE                    31000
Alleghany                      COM              017175100    11842    66717 SH       SOLE                    66717
BHP Steel                      COM              q1498r109       83    25607 SH       SOLE                    25607
Baker Hughes                   COM              057224107    19323   600282 SH       SOLE                   600282
Bank of N Y                    COM              064057102      575    24000 SH       SOLE                    24000
Berkley W R Corp               COM              084423102     1745    44067 SH       SOLE                    44067
Carmax Group                   COM              143130102    11840   662205 SH       SOLE                   662205
Cimarex Energy Co.             COM              171798101     4552   254323 SH       SOLE                   254323
Cisco Systems                  COM              17275R102      131    10000 SH       SOLE                    10000
Citigroup                      COM              172967101    14190   403230 SH       SOLE                   403230
Comcast Cl A Special           COM              20030N200    20577   910878 SH       SOLE                   910878
Comdisco                       COM              200336105        4    80000 SH       SOLE                    80000
Dell Computer                  COM              247025109    23869   892651 SH       SOLE                   892651
Equity Office Properties       COM              294741103    19346   774474 SH       SOLE                   774474
Equity Residential             COM              29476L107    25383  1032669 SH       SOLE                  1032669
Exxon Mobil                    COM              30231G102      771    22060 SH       SOLE                    22060
Family Dollar Stores           COM              307000109    10529   337349 SH       SOLE                   337349
Federal National Mortgage      COM              313586109      298     4628 SH       SOLE                     4628
Fidelity National Financial    COM              316326107    23986   730610 SH       SOLE                   730610
Helmerich & Payne              COM              423452101    10739   384765 SH       SOLE                   384765
Integrated Electrical Services COM              45811e103       85    22100 SH       SOLE                    22100
Keyspan Corporation            COM              49337w100     7192   204100 SH       SOLE                   204100
L-3 Communications Holdings In COM              502424104     1132    25200 SH       SOLE                    25200
Liberty Media Corporation New  COM              530718105    24786  2772526 SH       SOLE                  2772526
Nabors Industries              COM              G6359F103     2428    68848 SH       SOLE                    68848
National Instruments           COM              636518102    26122   803994 SH       SOLE                   803994
NeoMagic Corp.                 COM              640497103      190   176010 SH       SOLE                   176010
Newfield Exploration           COM              651290108    33991   942879 SH       SOLE                   942879
Noble Energy                   COM              655044105    40223  1071174 SH       SOLE                  1071174
Oxford Health                  COM              691471106    23196   636391 SH       SOLE                   636391
Pepsi Bottling Group Inc.      COM              713409100      290    11300 SH       SOLE                    11300
Progressive Corp.              COM              743315103    34647   698107 SH       SOLE                   698107
Rogers Wireless Communications COM              775315104     7381   838777 SH       SOLE                   838777
Ryder System Inc.              COM              783549108      292    13000 SH       SOLE                    13000
Silicon Graphics               COM              827056102      113   100000 SH       SOLE                   100000
Symbol Technologies, Inc.      COM              871508107      125    15187 SH       SOLE                    15187
Synopsys                       COM              871607107    28768   623354 SH       SOLE                   623354
Teradyne                       COM              880770102      648    49835 SH       SOLE                    49835
Travellers B                   COM              89420G406      312    21315 SH       SOLE                    21315
Travellers P&C                 COM              89420G109     7849   535752 SH       SOLE                   535752
UnitedHealth Group Inc.        COM              91324P102    41239   493876 SH       SOLE                   493876
Wachovia                       COM              929903102     4266   117060 SH       SOLE                   117060
Waste Management Inc.          COM              94106L109    40942  1786320 SH       SOLE                  1786320
Westport Resources Corp        COM              961418100    17095   821863 SH       SOLE                   821863
White Mountains Insurance Grou COM              964126106     3036     9400 SH       SOLE                     9400
Willis Group Holdings Ltd.     COM              G96655108     1433    50000 SH       SOLE                    50000